Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

19. Related Party Transactions

Details of advertising service revenue from related parties for the years ended December 31, 2008, 2009 and 2010 for the Group is as follows:

		Year ended December 31,
Name of related parties	Director interested	2008	2009	2010
Shanghai Everease Advertising & Communication Ltd.	Jason Nanchun Jiang	$(132,116)	$—	$—
CTV Golden Bridge International Media Co., Ltd.	Daqing Qi	—	277,749	—
Sina.com	Charles Cao	1,637,297	548,988	1,034,741
Sohu.com	Daqing Qi	2,002,839	438,536	738,947
China Vanke Co., Ltd.	Daqing Qi	909,775	459,376	465,998
Home-Inn	Neil Nanpeng Shen	256,690	89,076	—
Ctrip.com	Neil Nanpeng Shen	69,863	486,263	79,601
51.com	Neil Nanpeng Shen	718	—	22,993
Qihoo.com	Neil Nanpeng Shen	48,385	38,008	17,461
UUSEE	Neil Nanpeng Shen	78,572	—	—
Aikong.com	Jason Nanchun Jiang	56,190	—	—
Giant Interactive Group Inc.	Jason Nanchun Jiang	4,153,948	368,242	385,720
Beijing Huayi Brothers	Jason Nanchun Jiang	43,561	—	—
StormNet Information Technology	David Zhang	—	—	2,569
Tea Care Group Ltd.	Fuming Zhuo	—	292,606	697,071
Yadu Huang Ke Technology Co., Ltd.	Fuming Zhuo	87,638	—	—
Focus Technology Co., Ltd.	Fuming Zhuo	—	43,200	—

Total		$9,213,360	$3,042,044	$3,445,101

Details of advertising space leasing costs charged, net of rebates, to the Group by related parties for the years ended December 31, 2008, 2009 and 2010 were as follows:

		Year ended December 31,
Name of related parties	Director interested	2008	2009	2010
Sina.com	Charles Cao	$50,294,367	$28,635,023	$11,655,724
Sohu.com	Daqing Qi	39,061,219	17,208,874	8,047,723
Bona Film Group Ltd.	Daqing Qi	—	—	359,287
Ctrip.com	Neil Nanpeng Shen	343,546	146,356	130,251
51.com	Neil Nanpeng Shen	887,603	195,376	7,968
Qihoo.com	Neil Nanpeng Shen	847,021	109,564	—
UUSEE	Neil Nanpeng Shen	306,899	—	—
StormNet Information Technology	David Zhang	—	21,928	27,266

Total		$91,740,655	$46,317,121	$20,228,219

Details of amounts due from related parties as of December 31, 2009 and 2010 are as follows:

			December 31
Name of related parties	Note	Director interested	2009	2010
Sina.com	(a)	Charles Cao	570,113	89,897
Sohu.com	(a)	Daqing Qi	2,685,730	—
Bona Film Group Ltd.	(a)	Daqing Qi	—	21,139
Ctrip.com	(a)	Neil Nanpeng Shen	(293)	—
Tea Care Group Ltd.	(a)	Fuming Zhuo	21,475	345,297
China Vanke Co., Ltd.	(a)	Daqing Qi	7,379	13,041

Total			$3,284,404	$469,374

Note (a) — These amounts represent trade receivables for advertising services provided or advances paid for advertising space leased.

Details of amounts due to related parties as of December 31, 2008 and 2009 are as follows:

			December 31,
Name of related parties	Note	Director interested	2009	2010
Sina.com	(b)	Charles Cao	$2,126,612	$1,811,950
China Vanke Co., Ltd.	(b)	Daqing Qi	—	28,689
51.com	(b)	Neil Nanpeng Shen	32,871	—
StormNet Information Technology	(b)	David Zhang	54,376	—
Qihoo.com	(b)	Neil Nanpeng Shen	158	—
Arcom	(b)	David Zhang	—	7,550
Ctrip.com	(b)	Neil Nanpeng Shen	16,877	—

Total			$2,230,894	$1,848,189

Note (b) — The amounts represent trade payables for advertising services purchased or advances received for advertising services sold.

Other related party transactions

Jimmy Yu resigned his directorship in September 2009. For the year ended December 31, 2008 and the nine months ended September 30, 2009, office rentals paid to Multimedia Park Venture Capital, of which Mr. Yu was the CEO, amounted to $870,718 and $612,817, respectively.

As described in Note 12, on November 18, 2009, the Company issued $75 million ordinary shares to Jason Nanchun Jiang for proceeds of $142,425,000.